TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

(in thousands of $)	2025	2024
Trade accounts receivable
Trade receivables from charterers	11,571	36,821
Total trade accounts receivable	11,571	36,821

Other current assets
Amounts due from vessel and rig managers	14,501	25,374
Reimbursable amounts due from charterers	1,679	15,899
Collateral deposits on swap agreements	—	4,990
Taxes receivable	4,540	4,817
EU ETS allowances held or receivable	23,023	9,259
Other	9,500	5,671
Total other current assets	53,243	66,010

Trade accounts receivable

Trade accounts receivable are presented net of the allowances for doubtful debts and expected credit losses. The allowance for expected credit losses relating to trade accounts receivable was $0.0 million as of December 31, 2025 (December 31, 2024: $0.1 million). As of December 31, 2025, the Company has no reason to believe that any remaining amount included in trade accounts receivable will not be recovered through due process or negotiation. (See also Note 26: Allowance for Expected Credit Losses).

Other current assets

Other current assets, include amounts due from vessel and rig managers, reimbursable amounts due from customers, and claims receivable, which are presented net of the allowance for expected credit losses. The allowance for expected credit losses relating to other current assets was $0.8 million as of December 31, 2025 (December 31, 2024: $1.2 million). (See also Note 26: Allowance for Expected Credit Losses).

Collateral deposits exist on our interest rate and cross currency swaps. Further amounts may be called upon during the term of the swaps if interest rates or currency rates move adversely.

In accordance with its charter agreements, the Company receives EUAs from charterers when a vessel is directed to perform an EU-regulated voyage. As of December 31, 2025, the Company held $7.3 million (December 31, 2024: $0.8 million) of EU ETS allowances.